Quarterly Report
July 31, 2023
MFS®  Global Total
Return Fund
MWT-Q3

Portfolio of Investments
7/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 59.9%
Aerospace & Defense – 1.3%
General Dynamics Corp.	44,845	$10,026,445
Honeywell International, Inc.	21,440	4,162,147
L3Harris Technologies, Inc.	17,742	3,361,932
		$17,550,524
Alcoholic Beverages – 1.2%
Diageo PLC	162,348	$7,078,668
Heineken N.V.	38,411	3,764,640
Kirin Holdings Co. Ltd.	168,500	2,490,221
Pernod Ricard S.A.	14,445	3,185,985
		$16,519,514
Apparel Manufacturers – 0.5%
Compagnie Financiere Richemont S.A.	44,400	$7,143,306
Automotive – 1.5%
Aptiv PLC (a)	50,173	$5,493,442
Bridgestone Corp.	44,000	1,822,599
Lear Corp.	25,434	3,936,166
LKQ Corp.	109,118	5,978,575
Stellantis N.V.	96,984	1,988,083
Tofas Turk Otomobil Fabriikasi A.S.	76,283	855,052
		$20,073,917
Biotechnology – 0.1%
Biogen, Inc. (a)	2,652	$716,544
Gilead Sciences, Inc.	15,363	1,169,739
		$1,886,283
Broadcasting – 0.7%
Omnicom Group, Inc.	115,256	$9,752,963
Brokerage & Asset Managers – 1.5%
Bank of New York Mellon Corp.	36,607	$1,660,493
Cboe Global Markets, Inc.	29,851	4,169,588
Charles Schwab Corp.	193,412	12,784,533
CME Group, Inc.	13,177	2,621,696
		$21,236,310
Business Services – 2.1%
Accenture PLC, “A”	15,266	$4,829,399
Amdocs Ltd.	14,307	1,339,708
CGI, Inc. (a)	26,101	2,652,360
Experian PLC	83,757	3,234,360
Fidelity National Information Services, Inc.	46,467	2,805,677
Fiserv, Inc. (a)	40,326	5,089,544
Nomura Research Institute Ltd.	114,600	3,247,128
Secom Co. Ltd.	81,100	5,434,410
		$28,632,586
Cable TV – 1.4%
Comcast Corp., “A”	415,589	$18,809,558

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 0.5%
Nutrien Ltd.	9,020	$621,581
PPG Industries, Inc.	45,057	6,483,702
		$7,105,283
Computer Software – 0.9%
Dun & Bradstreet Holdings, Inc.	177,666	$2,100,012
Microsoft Corp.	28,470	9,563,643
		$11,663,655
Computer Software - Systems – 2.7%
Amadeus IT Group S.A.	53,080	$3,806,334
Capgemini	24,112	4,370,362
Fujitsu Ltd.	36,900	4,768,611
Hitachi Ltd.	141,300	9,234,931
Hon Hai Precision Industry Co. Ltd.	835,000	2,882,838
Lenovo Group Ltd.	1,642,000	1,882,250
Samsung Electronics Co. Ltd.	155,819	8,532,669
Seagate Technology Holdings PLC	17,948	1,139,698
		$36,617,693
Construction – 1.3%
Anhui Conch Cement Co. Ltd.	726,500	$2,184,465
Masco Corp.	120,994	7,341,916
Stanley Black & Decker, Inc.	38,956	3,867,162
Techtronic Industries Co. Ltd.	206,000	2,325,751
Vulcan Materials Co.	5,360	1,181,880
Zhejiang Supor Co. Ltd.	99,600	696,960
		$17,598,134
Consumer Products – 1.4%
Colgate-Palmolive Co.	63,835	$4,868,057
Kenvue, Inc. (l)	64,578	1,529,207
Kimberly-Clark Corp.	55,467	7,160,790
Reckitt Benckiser Group PLC	69,492	5,206,478
		$18,764,532
Electrical Equipment – 1.6%
Johnson Controls International PLC	112,282	$7,809,213
Legrand S.A.	36,091	3,615,829
Schneider Electric SE	55,169	9,829,073
		$21,254,115
Electronics – 2.6%
Analog Devices, Inc.	7,097	$1,416,064
Intel Corp.	161,724	5,784,867
Kyocera Corp.	99,300	5,335,460
Novatek Microelectronics Corp.	100,000	1,349,180
NXP Semiconductors N.V.	37,684	8,402,778
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	45,850	4,546,028
Texas Instruments, Inc.	51,790	9,322,200
		$36,156,577
Energy - Independent – 2.0%
ConocoPhillips	89,712	$10,560,897
Hess Corp.	48,783	7,401,844
Phillips 66	27,771	3,097,855
Pioneer Natural Resources Co.	15,892	3,586,348
Valero Energy Corp.	24,467	3,154,041
		$27,800,985

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 2.2%
China Petroleum & Chemical Corp.	8,924,000	$4,977,548
Eni S.p.A.	679,544	10,373,551
Exxon Mobil Corp.	23,001	2,466,627
LUKOIL PJSC (a)(u)	8,038	0
Petroleo Brasileiro S.A., ADR	149,246	1,970,047
Suncor Energy, Inc.	219,442	6,866,247
TotalEnergies SE	65,140	3,957,800
		$30,611,820
Engineering - Construction – 0.1%
ACS Actividades de Construcción y Servicios S.A.	21,702	$758,552
Food & Beverages – 1.7%
Archer Daniels Midland Co.	31,973	$2,716,426
Coca-Cola FEMSA S.A.B. de C.V.	15,526	1,309,152
Danone S.A.	85,751	5,235,548
General Mills, Inc.	102,484	7,659,654
J.M. Smucker Co.	26,093	3,930,911
Nestle S.A.	15,337	1,879,730
		$22,731,421
Food & Drug Stores – 0.9%
BIM Birlesik Magazalar A.S.	353,807	$2,837,783
Tesco PLC	2,734,499	9,054,044
Wesfarmers Ltd.	26,169	872,734
		$12,764,561
Health Maintenance Organizations – 0.8%
Cigna Group	35,735	$10,545,399
Insurance – 3.7%
Aon PLC	41,743	$13,295,146
China Pacific Insurance Co. Ltd.	257,000	688,725
Chubb Ltd.	34,369	7,025,367
Equitable Holdings, Inc.	136,649	3,920,460
Fairfax Financial Holdings Ltd.	1,161	926,264
Hartford Financial Services Group, Inc.	23,440	1,684,867
Manulife Financial Corp.	400,050	7,997,056
MetLife, Inc.	48,076	3,027,346
Samsung Fire & Marine Insurance Co. Ltd.	17,313	3,314,143
Travelers Cos., Inc.	11,168	1,927,708
Willis Towers Watson PLC	27,481	5,807,560
Zurich Insurance Group AG	2,657	1,282,112
		$50,896,754
Internet – 0.6%
Alphabet, Inc., “A” (a)	67,047	$8,898,478
Machinery & Tools – 2.3%
Eaton Corp. PLC	45,654	$9,373,679
GEA Group AG	22,580	958,063
Ingersoll Rand, Inc.	83,413	5,444,366
Kubota Corp.	226,800	3,418,779
Regal Rexnord Corp.	36,649	5,723,841
Timken Co.	8,639	802,218
Volvo Group	249,730	5,505,191
		$31,226,137

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 6.8%
ABN AMRO Group N.V., GDR	286,976	$4,878,096
Bank of America Corp.	307,047	9,825,504
BNP Paribas	220,426	14,546,350
DBS Group Holdings Ltd.	329,600	8,491,894
Erste Group Bank AG	27,730	1,048,217
Goldman Sachs Group, Inc.	32,871	11,697,803
JPMorgan Chase & Co.	76,302	12,052,664
Mitsubishi UFJ Financial Group, Inc.	1,086,800	8,754,597
NatWest Group PLC	2,580,830	8,091,480
Regions Financial Corp.	57,374	1,168,708
UBS AG	572,937	12,663,678
		$93,218,991
Medical & Health Technology & Services – 0.6%
ICON PLC (a)	16,323	$4,103,765
McKesson Corp.	9,477	3,813,545
		$7,917,310
Medical Equipment – 1.1%
Becton, Dickinson and Co.	19,706	$5,490,486
Boston Scientific Corp. (a)	44,969	2,331,642
Medtronic PLC	77,929	6,839,049
		$14,661,177
Metals & Mining – 1.6%
Adaro Energy Indonesia TBK PT	1,782,600	$284,885
Fortescue Metals Group Ltd.	27,499	400,453
Glencore PLC	1,106,126	6,722,264
PT United Tractors Tbk	196,400	358,482
Rio Tinto PLC	153,814	10,165,956
United States Steel Corp.	91,049	2,321,749
Vale S.A.	127,600	1,866,205
		$22,119,994
Natural Gas - Distribution – 0.1%
UGI Corp.	30,822	$831,886
Other Banks & Diversified Financials – 1.2%
China Construction Bank Corp.	2,240,000	$1,301,107
Julius Baer Group Ltd.	65,580	4,632,450
KB Financial Group, Inc.	18,415	736,802
Northern Trust Corp.	54,675	4,380,561
Sberbank of Russia PJSC (a)(u)	780,516	0
SLM Corp.	116,525	1,885,374
Truist Financial Corp.	110,749	3,679,082
		$16,615,376
Pharmaceuticals – 5.6%
Bayer AG	187,510	$10,955,727
Johnson & Johnson	107,546	18,017,181
Merck & Co., Inc.	115,780	12,347,937
Novartis AG	17,679	1,846,255
Organon & Co.	153,029	3,363,577
Pfizer, Inc.	191,058	6,889,552
Roche Holding AG	58,685	18,210,150
Sanofi	47,033	5,020,794
		$76,651,173

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 0.5%
RELX PLC	91,067	$3,056,913
Wolters Kluwer N.V.	31,878	4,002,694
		$7,059,607
Railroad & Shipping – 0.7%
A.P. Moller-Maersk A/S	251	$516,080
Canadian Pacific Kansas City Ltd.	25,978	2,137,499
Orient Overseas International Ltd.	25,500	424,733
Union Pacific Corp.	28,033	6,504,217
		$9,582,529
Real Estate – 0.4%
Broadstone Net Lease, Inc., REIT	25,146	$409,880
NNN REIT, Inc.	28,925	1,234,519
Simon Property Group, Inc., REIT	24,083	3,000,742
W.P. Carey, Inc., REIT	17,973	1,213,716
		$5,858,857
Restaurants – 0.2%
Sodexo	19,659	$2,017,551
Texas Roadhouse, Inc.	11,010	1,228,165
		$3,245,716
Specialty Chemicals – 0.6%
Akzo Nobel N.V.	41,096	$3,513,590
Axalta Coating Systems Ltd. (a)	91,928	2,941,696
Chemours Co.	24,784	916,512
Nitto Denko Corp.	18,900	1,341,792
		$8,713,590
Specialty Stores – 0.2%
Home Depot, Inc.	7,290	$2,433,694
Telecommunications - Wireless – 1.1%
KDDI Corp.	318,300	$9,367,884
T-Mobile US, Inc. (a)	45,393	6,253,794
		$15,621,678
Telephone Services – 0.3%
Hellenic Telecommunications Organization S.A.	129,880	$2,049,224
Quebecor, Inc., “B”	87,819	2,149,772
		$4,198,996
Tobacco – 1.0%
British American Tobacco PLC	123,525	$4,146,242
Japan Tobacco, Inc.	160,600	3,559,356
Philip Morris International, Inc.	57,955	5,779,273
		$13,484,871
Utilities - Electric Power – 2.3%
Duke Energy Corp.	39,958	$3,740,868
E.ON SE	631,406	7,987,126
Edison International	65,579	4,719,065
Iberdrola S.A.	422,764	5,278,134
National Grid PLC	350,996	4,646,399
PG&E Corp. (a)	281,368	4,954,891

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Vistra Corp.		28,857	$809,727
			$32,136,210
Total Common Stocks			$821,350,712
Bonds – 37.3%
Aerospace & Defense – 0.2%
Boeing Co., 5.805%, 5/01/2050		$582,000	$585,367
HEICO Corp., 5.35%, 8/01/2033		672,000	669,162
Thales S.A., 3.625%, 6/14/2029	EUR	800,000	866,626
			$2,121,155
Airlines – 0.1%
Aeroporti Di Roma S.p.A, 4.875%, 7/10/2033	EUR	830,000	$902,868
Apparel Manufacturers – 0.0%
Tapestry, Inc., 3.05%, 3/15/2032		$703,000	$561,377
Asset-Backed & Securitized – 2.8%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.022%, 11/15/2054 (i)		$7,211,831	$372,751
ACREC 2021-FL1 Ltd., “C”, FLR, 7.494% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)		1,125,500	1,070,745
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 6.786% ((SOFR - 1mo. + 0.11448%) + 1.45%), 9/15/2034 (n)		302,229	300,950
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.836% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)		423,000	412,199
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 6.936% ((SOFR - 1mo. + 0.11448%) + 1.6%), 5/15/2036 (n)		289,000	275,037
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 7.286% ((SOFR - 1mo. + 0.11448%) + 1.95%), 5/15/2036 (n)		857,500	804,700
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 7.167% (SOFR - 30 day + 2.1%), 1/15/2037 (n)		1,712,000	1,649,711
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.367% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		1,648,500	1,568,826
AREIT 2022-CRE6 Trust, “B”, FLR, 6.918% (SOFR - 30 day + 1.85%), 1/20/2037 (n)		620,000	600,564
AREIT 2022-CRE6 Trust, “C”, FLR, 7.218% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		312,000	301,057
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.619%, 4/15/2053 (i)		1,429,374	95,864
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.291%, 7/15/2054 (i)		5,828,380	379,044
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.616%, 2/15/2054 (i)		5,347,224	456,526
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.348%, 12/15/2055		584,994	610,035
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.266%, 3/15/2054 (i)		4,604,279	266,513
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.885%, 6/15/2054 (i)		10,649,605	494,501
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.263%, 7/15/2054 (i)		13,946,658	952,039
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.389%, 8/15/2054 (i)		13,158,149	908,329
Benchmark 2022-B37 Mortgage Trust, “AS”, 5.751%, 11/15/2055		226,000	223,906
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)		522,000	530,848
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.386% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)		388,000	379,524
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.636% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		352,000	334,979
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		156,153	146,004
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)		276,423	252,242
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.636% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)		1,400,000	1,251,341
BXMT 2021-FL4 Ltd., “B”, FLR, 6.886% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)		1,996,500	1,767,244
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		518,533	484,685
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		367,188	330,714
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		610,220	605,351
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026		325,248	323,825
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.776%, 4/15/2054 (i)		6,775,052	275,059
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.085%, 6/15/2063 (i)		6,599,757	347,172
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.043%, 6/15/2064 (i)		6,175,183	350,387
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.79%, 4/15/2065		1,304,000	1,119,830
Credit Acceptance Auto Loan Trust, 2021-3A, “A”, 1%, 5/15/2030 (n)		1,301,931	1,270,854
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)		503,226	501,487
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.319% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		592,000	574,390
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 6.886% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/16/2038 (n)		1,454,000	1,373,124
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)		302,000	299,411
MF1 2021-FL5 Ltd., “AS”, FLR, 6.536% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)		1,360,000	1,321,209

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2021-FL5 Ltd., “B”, FLR, 6.786% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)		$1,977,500	$1,906,657
MF1 2021-FL5 Ltd., “C”, FLR, 7.036% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		225,000	211,495
MF1 2021-FL6 Ltd., “AS”, FLR, 6.794% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/16/2036 (n)		2,200,000	2,134,252
MF1 2021-FL6 Ltd., “B”, FLR, 6.994% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		1,400,000	1,346,873
MF1 2022-FL8 Ltd., “A”, FLR, 6.418% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)		500,000	488,250
MF1 2022-FL8 Ltd., “B”, FLR, 7.018% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		604,312	579,618
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.292%, 5/15/2054 (i)		4,661,947	300,914
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.214%, 6/15/2054 (i)		9,629,438	564,379
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 6.318% (SOFR - 30 day + 1.25%), 5/25/2027 (n)		525,000	525,990
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	530,000	621,042
Starwood Commercial Mortgage, 2021-FL2, “A”, FLR, 6.544% ((SOFR - 1mo. + 0.11448%) + 1.2%), 4/18/2038 (n)		$1,400,000	1,358,058
Starwood Commercial Mortgage, 2021-FL2, “AS”, FLR, 6.794% ((SOFR - 1mo. + 0.11448%) + 1.45%), 4/18/2038 (n)		1,400,000	1,292,758
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.736% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		700,000	678,453
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.53%, 8/15/2054 (i)		6,871,624	543,643
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 5.917% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)		269,000	268,829
			$38,404,188
Automotive – 0.1%
Hyundai Capital America, 6.375%, 4/08/2030 (n)		$366,000	$377,779
LKQ Corp., 6.25%, 6/15/2033 (n)		515,000	518,360
Volkswagen Financial Services N.V. , 5.875%, 5/23/2029	GBP	500,000	630,127
			$1,526,266
Broadcasting – 0.3%
Discovery Communications LLC, 4.125%, 5/15/2029		$835,000	$766,974
Prosus N.V., 3.68%, 1/21/2030 (n)		587,000	501,162
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	1,900,000	1,633,031
Walt Disney Co., 3.5%, 5/13/2040		$658,000	536,980
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		831,000	737,051
			$4,175,198
Brokerage & Asset Managers – 0.2%
Ameriprise Financial, Inc., 4.5%, 5/13/2032		$292,000	$279,356
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029		543,000	547,751
Low Income Investment Fund, 3.386%, 7/01/2026		285,000	266,221
Low Income Investment Fund, 3.711%, 7/01/2029		760,000	679,913
LPL Holdings, Inc., 4%, 3/15/2029 (n)		994,000	890,990
			$2,664,231
Building – 0.2%
CRH SMW Finance DAC, 4%, 7/11/2031	EUR	470,000	$516,063
CRH SMW Finance DAC, 4.25%, 7/11/2035		500,000	548,945
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	850,000	768,969
Vulcan Materials Co., 3.5%, 6/01/2030		$908,000	821,526
			$2,655,503
Business Services – 0.2%
Corning, Inc., 4.125%, 5/15/2031	EUR	460,000	$503,559
Euronet Worldwide, Inc., 1.375%, 5/22/2026		825,000	826,738
Fiserv, Inc., 4.4%, 7/01/2049		$281,000	235,900
Mastercard, Inc., 3.85%, 3/26/2050		542,000	462,679
Verisk Analytics, Inc., 4%, 6/15/2025		747,000	728,131
			$2,757,007

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$709,000	$696,354
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		405,000	306,907
Cox Communications, Inc., 5.45%, 9/15/2028 (n)		1,068,000	1,067,185
SES S.A., 3.5%, 1/14/2029	EUR	580,000	592,237
			$2,662,683
Chemicals – 0.1%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)		$501,000	$404,479
Lonza Finance International N.V., 3.875%, 5/25/2033	EUR	150,000	163,655
LYB International Finance III, LLC, 4.2%, 5/01/2050		$306,000	234,534
Nutrien Ltd., 4.9%, 3/27/2028		741,000	729,781
			$1,532,449
Computer Software – 0.0%
Microsoft Corp., 2.921%, 3/17/2052		$753,000	$550,103
Computer Software - Systems – 0.1%
Apple, Inc., 2.9%, 9/12/2027		$608,000	$571,495
Apple, Inc., 4.5%, 2/23/2036		204,000	206,556
			$778,051
Conglomerates – 0.3%
Johnson Controls International PLC, 4.25%, 5/23/2035	EUR	460,000	$509,584
nVent Finance S.à r.l., 5.65%, 5/15/2033		$923,000	905,648
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)		1,007,000	1,000,853
Siemens Financieringsmaatschappij N.V., 3.625%, 2/24/2043	EUR	500,000	530,691
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		$1,384,000	1,347,424
			$4,294,200
Consumer Products – 0.1%
JAB Holdings B.V., 2.25%, 12/19/2039	EUR	900,000	$697,286
Kenvue, Inc., 5.05%, 3/22/2053 (n)		$931,000	935,957
			$1,633,243
Consumer Services – 0.1%
Booking Holdings, Inc., 4.125%, 5/12/2033	EUR	530,000	$582,653
Containers – 0.0%
DS Smith PLC, 4.5%, 7/27/2030	EUR	490,000	$536,627
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 3.25%, 9/08/2024		$647,000	$627,961
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029	EUR	870,000	766,218
			$1,394,179
Electronics – 0.1%
Broadcom, Inc., 3.137%, 11/15/2035 (n)		$859,000	$659,004
Intel Corp., 5.7%, 2/10/2053		385,000	392,529
			$1,051,533
Emerging Market Quasi-Sovereign – 0.4%
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		$753,000	$750,696
CEZ A.S. (Czech Republic), 2.375%, 4/06/2027	EUR	807,000	828,863
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		$314,000	314,521
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 6/03/2031		675,000	576,159
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		820,000	707,414
Qatar Petroleum, 3.125%, 7/12/2041		776,000	588,335
REC Ltd. (Republic of India), 5.625%, 4/11/2028 (n)		612,000	604,774

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031	EUR	2,200,000	$1,666,380
			$6,037,142
Emerging Market Sovereign – 6.2%
Czech Republic, 2.5%, 8/25/2028	CZK	31,590,000	$1,333,468
Czech Republic, 2%, 10/13/2033		34,000,000	1,295,293
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$2,450,000	2,397,581
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	131,835,000	3,342,436
Oriental Republic of Uruguay, 9.75%, 7/20/2033		40,347,000	1,120,541
People's Republic of China, 3.13%, 11/21/2029	CNY	22,230,000	3,216,598
People's Republic of China, 2.88%, 2/25/2033		85,820,000	12,238,757
Republic of Chile, 4.125%, 7/05/2034	EUR	990,000	1,072,177
Republic of Croatia, 4%, 6/14/2035		2,555,000	2,800,514
Republic of Hungary, 5.5%, 6/16/2034 (n)		$640,000	622,451
Republic of Indonesia, 3.55%, 3/31/2032		990,000	894,930
Republic of Korea, 2.125%, 6/10/2027	KRW	9,100,000,000	6,738,975
Republic of Korea, 2.375%, 12/10/2027		1,900,000,000	1,410,187
Republic of Korea, 1.875%, 6/10/2029		25,986,970,000	18,433,886
Republic of Korea, 1.375%, 6/10/2030		16,761,200,000	11,300,435
Republic of Peru, 7.3%, 8/12/2033	PEN	9,629,000	2,776,549
State of Qatar, 4.4%, 4/16/2050		$299,000	270,105
United Mexican States, 7.5%, 6/03/2027	MXN	154,900,000	8,728,146
United Mexican States, 2.659%, 5/24/2031		$943,000	783,953
United Mexican States, 7.75%, 5/29/2031	MXN	66,000,000	3,698,720
United Mexican States, 6.338%, 5/04/2053		$433,000	441,457
United Mexican States, 3.771%, 5/24/2061		770,000	523,237
			$85,440,396
Energy - Independent – 0.3%
Occidental Petroleum Corp., 6.45%, 9/15/2036		$640,000	$671,904
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		3,609,000	3,269,754
			$3,941,658
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$489,000	$480,892
BP Capital Markets B.V., 4.323%, 5/12/2035	EUR	610,000	670,086
Eni S.p.A., 3.625%, 5/19/2027		515,000	560,441
Eni S.p.A., 4.25%, 5/09/2029 (n)		$607,000	577,569
			$2,288,988
Engineering - Construction – 0.0%
Arcadis N.V., 4.875%, 2/28/2028	EUR	477,000	$527,179
Financial Institutions – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/06/2028		$596,000	$593,859
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		537,000	504,740
Corporacion Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 5/13/2031		285,000	238,688
CTP N.V., 0.875%, 1/20/2026	EUR	650,000	626,689
EXOR N.V., 0.875%, 1/19/2031		720,000	627,547
Grand City Properties S.A., 1.5%, 12/09/2069		900,000	421,182
Logicor Financing S.à r.l., 1.625%, 1/17/2030		890,000	744,504
Logicor Financing S.à r.l., 0.875%, 1/14/2031		275,000	210,847
P3 Group S.à r.l., 1.625%, 1/26/2029		680,000	605,859
Samhallsbyggnadsbolaget i Norden AB, 1.75%, 1/14/2025		610,000	514,758
Samhallsbyggnadsbolaget i Norden AB, 1.125%, 9/04/2026		565,000	415,577
SBB Treasury Oyj, 0.75%, 12/14/2028		590,000	368,224
VGP N.V., 1.5%, 4/08/2029		800,000	638,123
			$6,510,597

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 0.5%
Anheuser-Busch InBev S.A./N.V., 2%, 1/23/2035	EUR	590,000	$550,817
Anheuser-Busch InBev Worldwide, Inc., 4%, 4/13/2028		$974,000	939,726
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		446,000	413,508
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		512,000	531,322
Bacardi Ltd., 5.15%, 5/15/2038 (n)		658,000	616,406
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		572,000	566,847
Constellation Brands, Inc., 3.15%, 8/01/2029		899,000	810,714
Constellation Brands, Inc., 2.25%, 8/01/2031		400,000	323,785
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)		621,000	532,487
Kraft Heinz Foods Co., 3.875%, 5/15/2027		1,121,000	1,074,792
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		988,000	829,584
			$7,189,988
Gaming & Lodging – 0.1%
Marriott International, Inc., 2.85%, 4/15/2031		$1,076,000	$910,944
VICI Properties LP, REIT, 4.95%, 2/15/2030		770,000	728,535
			$1,639,479
Insurance – 0.4%
AIA Group Ltd., 0.88%, 9/09/2033	EUR	843,000	$740,945
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$800,000	612,982
ASR Nederland N.V., 7% to 12/07/2033, FLR (EUR Swap Rate - 5yr. + 5.3%) to 12/07/2043	EUR	740,000	858,066
Assicurazioni Generali S.p.A., 5.399%, 4/20/2033		505,000	564,235
Axa S.A., 5.5% to 7/11/2033, FLR (EURIBOR - 3mo. + 3.6%) to 7/11/2043		580,000	642,805
Corebridge Financial, Inc., 4.35%, 4/05/2042		$1,179,000	958,173
Equitable Holdings, Inc., 5.594%, 1/11/2033		907,000	897,342
NN Group N.V., 6.367% to 11/03/2033, FLR (EURIBOR - 3mo. + 4%) to 11/03/2043	EUR	550,000	607,374
			$5,881,922
Insurance - Health – 0.0%
UnitedHealth Group, Inc., 4.625%, 7/15/2035		$184,000	$180,205
Insurance - Property & Casualty – 0.3%
American International Group, Inc., 5.125%, 3/27/2033		$586,000	$576,164
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031		244,000	202,259
Aon Corp./Aon Global Holdings PLC, 3.9%, 2/28/2052		718,000	562,712
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	1,360,000	965,196
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	738,000	742,580
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033		$756,000	745,741
			$3,794,652
International Market Quasi-Sovereign – 0.4%
Electricite de France S.A., 6.25%, 5/23/2033 (n)		$700,000	$720,815
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.323%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 4.073%) to 12/31/2165	GBP	800,000	859,844
La Banque Postale S.A., 4%, 5/03/2028	EUR	1,300,000	1,433,601
La Poste S.A., 3.75%, 6/12/2030		600,000	658,827
Landsbankinn Bank (Republic of Iceland), 0.375%, 5/23/2025		623,000	623,613
NBN Co. Ltd., 4.375%, 3/15/2033		353,000	395,952
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$927,000	728,262
			$5,420,914
International Market Sovereign – 9.3%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	4,381,000	$2,592,505
Federal Republic of Germany, 1.7%, 8/15/2032	EUR	1,220,000	1,262,272
Government of Bermuda, 2.375%, 8/20/2030 (n)		$418,000	349,101
Government of Bermuda, 5%, 7/15/2032 (n)		1,331,000	1,305,046
Government of Canada, 1.25%, 3/01/2027	CAD	2,168,000	1,488,935
Government of Canada, 2%, 6/01/2032		797,000	534,095

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Government of Japan, 2.1%, 12/20/2027	JPY	334,950,000	$2,558,701
Government of Japan, 2.4%, 6/20/2028		3,159,000,000	24,601,186
Government of Japan, 0.3%, 12/20/2039		1,195,500,000	7,468,209
Government of Japan, 2.3%, 3/20/2040		206,150,000	1,721,392
Government of Japan, 1.7%, 6/20/2044		887,450,000	6,742,162
Government of Japan, 0.3%, 6/20/2046		474,150,000	2,674,191
Government of Japan, 1.6%, 12/20/2052		416,600,000	3,029,278
Government of New Zealand, 1.5%, 5/15/2031	NZD	14,812,000	7,306,392
Government of New Zealand, 3.5%, 4/14/2033		11,575,000	6,525,650
Government of New Zealand , 2%, 5/15/2032		7,980,000	4,004,433
Kingdom of Belgium, 3%, 6/22/2033 (n)	EUR	8,904,000	9,685,603
Kingdom of Belgium, 0.4%, 6/22/2040		3,016,000	2,045,823
Kingdom of Spain, 1.25%, 10/31/2030		2,908,000	2,783,488
Kingdom of Spain, 2.55%, 10/31/2032		5,015,000	5,144,390
Kingdom of Spain, 3.15%, 4/30/2033		11,572,000	12,410,418
Kingdom of Spain, 3.9%, 7/30/2039 (n)		3,866,000	4,284,216
Kingdom of Spain, 1%, 10/31/2050		1,075,000	616,237
Kingdom of Sweden, 1%, 11/12/2026	SEK	29,945,000	2,673,111
Kingdom of Sweden, 0.75%, 5/12/2028		63,500,000	5,511,740
Kingdom of Sweden, 1.75%, 11/11/2033		9,385,000	830,424
Republic of Italy, 0.5%, 7/15/2028	EUR	2,790,000	2,640,349
United Kingdom Treasury, 1.75%, 9/07/2037	GBP	1,217,000	1,124,837
United Kingdom Treasury, 1.25%, 10/22/2041		2,951,000	2,284,119
United Kingdom Treasury, 1.25%, 7/31/2051		2,146,991	1,362,392
			$127,560,695
Local Authorities – 0.0%
Province of British Columbia, 2.95%, 6/18/2050	CAD	600,000	$359,609
Machinery & Tools – 0.1%
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)		$881,000	$878,663
CNH Industrial Capital LLC, 1.875%, 1/15/2026		983,000	900,866
			$1,779,529
Major Banks – 2.3%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)		$1,034,000	$790,730
Banco de Sabadell S.A., 5%, 6/07/2029	EUR	700,000	779,294
Bank of America Corp., 4.134%, 6/12/2028		491,000	539,945
Bank of America Corp., 5.202% to 4/25/2033, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$1,089,000	1,081,636
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		1,617,000	1,339,338
Bank of Ireland Group PLC, 5% to 7/04/2030, FLR (EUR ICE Swap Rate - 1yr. + 2.05%) to 7/04/2031	EUR	610,000	679,939
Barclays Bank PLC, 8.407% to 11/14/2027, FLR (GBP Swap Rate - 5yr. + 4.75%) to 11/14/2032	GBP	300,000	394,799
Barclays Bank PLC, 5.235%, 8/14/2171		$910,000	907,725
BNP Paribas S.A., 4.25% to 4/13/2030, FLR (EURIBOR - 3mo. + 1.37%) to 4/13/2031	EUR	700,000	761,058
BNP Paribas S.A., FLR, 5.285% (LIBOR - 6mo. + 0.075%), 12/31/2164		$1,670,000	1,544,750
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.860%) to 6/08/2034		913,000	921,711
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		1,471,000	1,159,922
Credit Agricole S.A., 4.75%, 3/23/2171 (n)		268,000	218,795
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		893,000	713,552
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		362,000	276,505
HSBC Bank PLC, 5.46%, 3/18/2171		310,000	308,667
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		1,029,000	957,998
HSBC Holdings PLC, 4.375%, 11/23/2026		510,000	485,461
HSBC Holdings PLC, 4.856% to 5/23/2032, FLR (EURIBOR - 3mo. + 1.942%) to 5/23/2033	EUR	810,000	902,473
ING Groep N.V., 6.25%, 5/20/2033	GBP	800,000	977,763
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027		$581,000	514,352
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		1,056,000	840,723
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR - 1 day + 2.44%) to 4/22/2051		677,000	476,637
mBank S.A., 0.966% to 9/21/2026, FLR (EURIBOR - 3mo. + 1.25%) to 9/21/2027	EUR	1,000,000	881,579

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		$1,681,000	$1,549,593
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		484,000	389,394
Morgan Stanley, 3.125%, 7/27/2026		534,000	501,387
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		1,063,000	953,687
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		423,000	380,173
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		547,000	546,570
NatWest Group PLC, 4.771%, 2/16/2029	EUR	540,000	593,314
NatWest Group PLC, 5.763% to 2/28/2029, FLR (EUR Swap Rate - 5yr. + 2.6%) to 2/28/2034		490,000	539,829
NatWest Group PLC, 4.5%, 3/31/2171	GBP	572,000	576,502
Royal Bank of Canada, 4.125%, 7/05/2028	EUR	580,000	641,813
Société Générale S.A., 5.625%, 6/02/2033		500,000	552,644
Standard Chartered PLC, 0.8% to 11/17/2028, FLR (EUR Swap Rate - 1yr. + 0.85%) to 11/17/2029		610,000	560,319
Standard Chartered PLC, 4.874%, 5/10/2031		840,000	924,919
Toronto-Dominion Bank, 4.108%, 6/08/2027		$884,000	849,266
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		1,057,000	837,730
Unicaja Banco S.A., 1%, 12/01/2026	EUR	300,000	299,425
Unicaja Banco S.A., 5.125% to 2/21/2028, FLR (EUR Swap Rate - 1yr. + 2.15%) to 2/21/2029		700,000	758,381
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		$1,030,000	942,740
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		738,000	631,813
Wells Fargo & Co., 3.9%, 5/01/2045		316,000	255,602
			$31,740,453
Medical & Health Technology & Services – 0.4%
Alcon Finance Corp., 3.8%, 9/23/2049 (n)		$231,000	$178,071
Becton, Dickinson and Co., 4.298%, 8/22/2032		326,000	309,809
CVS Health Corp., 5.25%, 1/30/2031		242,000	242,018
CVS Health Corp., 5.625%, 2/21/2053		672,000	660,112
HCA, Inc., 5.25%, 6/15/2026		369,000	365,672
HCA, Inc., 5.125%, 6/15/2039		399,000	368,677
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025		589,000	572,097
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		670,000	460,524
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,300,000	797,783
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		590,000	586,341
Thermo Fisher Scientific Finance I B.V., 2%, 10/18/2051	EUR	630,000	450,391
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$415,000	358,476
			$5,349,971
Metals & Mining – 0.2%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$572,000	$571,384
Anglo American Capital PLC, 4.75%, 9/21/2032	EUR	730,000	807,973
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		$808,000	664,891
			$2,044,248
Midstream – 0.2%
Enbridge, Inc., 5.7%, 3/08/2033		$537,000	$544,366
Energy Transfer LP, 5.55%, 2/15/2028		478,000	479,852
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		971,375	825,816
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		757,000	720,044
Targa Resources Corp., 4.2%, 2/01/2033		201,000	179,522
Targa Resources Corp., 4.95%, 4/15/2052		649,000	540,412
			$3,290,012
Mortgage-Backed – 4.2%
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046		$2,982,211	$2,913,227
Fannie Mae, 5.5%, 1/01/2037		10,785	11,024
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		119,714	122,807
Fannie Mae, 5%, 4/01/2040 - 8/01/2040		816,535	818,097
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		909,640	864,043
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046		1,408,366	1,297,953

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, UMBS, 2%, 3/01/2037 - 7/01/2052	$7,035,196	$5,801,702
Fannie Mae, UMBS, 2.5%, 4/01/2037 - 5/01/2052	8,844,887	7,486,433
Fannie Mae, UMBS, 3%, 5/01/2037 - 6/01/2052	3,119,063	2,734,919
Fannie Mae, UMBS, 1.5%, 4/01/2052	1,043,255	801,993
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 7/01/2052	43,563	39,533
Fannie Mae, UMBS, 4.5%, 8/01/2052 - 10/01/2052	1,298,904	1,243,546
Fannie Mae, UMBS, 5.5%, 11/01/2052	2,410,100	2,397,757
Fannie Mae, UMBS, 6%, 12/01/2052 - 6/01/2053	161,913	163,081
Freddie Mac, 1.367%, 3/25/2027 (i)	1,523,000	67,347
Freddie Mac, 3.224%, 3/25/2027	1,500,000	1,418,319
Freddie Mac, 3.194%, 7/25/2027	3,914,000	3,696,563
Freddie Mac, 3.286%, 11/25/2027	2,576,000	2,424,295
Freddie Mac, 1.8%, 4/25/2030 (i)	3,170,226	316,873
Freddie Mac, 1.868%, 4/25/2030 (i)	2,614,093	264,293
Freddie Mac, 1.665%, 5/25/2030 (i)	3,298,344	306,762
Freddie Mac, 1.798%, 5/25/2030 (i)	7,375,798	737,934
Freddie Mac, 1.342%, 6/25/2030 (i)	3,056,884	233,488
Freddie Mac, 1.6%, 8/25/2030 (i)	2,713,457	248,939
Freddie Mac, 1.17%, 9/25/2030 (i)	1,752,322	119,862
Freddie Mac, 1.081%, 11/25/2030 (i)	3,594,105	231,000
Freddie Mac, 0.328%, 1/25/2031 (i)	13,659,211	254,869
Freddie Mac, 0.516%, 3/25/2031 (i)	16,735,390	513,028
Freddie Mac, 0.938%, 7/25/2031 (i)	3,177,082	192,895
Freddie Mac, 0.536%, 9/25/2031 (i)	13,281,588	444,185
Freddie Mac, 0.855%, 9/25/2031 (i)	4,021,884	222,057
Freddie Mac, 0.568%, 12/25/2031 (i)	3,294,996	124,230
Freddie Mac, 3.5%, 7/25/2032	525,000	480,992
Freddie Mac, 4.35%, 1/25/2033	202,666	198,108
Freddie Mac, 5.5%, 7/01/2037	21,093	21,644
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	919,916	904,899
Freddie Mac, 5%, 7/01/2041	335,959	338,212
Freddie Mac, UMBS, 2%, 5/01/2037 - 12/01/2051	220,301	187,620
Freddie Mac, UMBS, 3.5%, 1/01/2047	624,704	575,998
Freddie Mac, UMBS, 3%, 6/01/2050 - 6/01/2052	1,057,877	928,177
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 4/01/2052	899,498	760,455
Freddie Mac, UMBS, 4%, 5/01/2052 - 10/01/2052	1,233,211	1,152,428
Freddie Mac, UMBS, 4.5%, 9/01/2052	273,257	261,616
Freddie Mac, UMBS, 5.5%, 10/01/2052	399,315	397,778
Freddie Mac, UMBS, 6%, 11/01/2052	485,666	489,722
Ginnie Mae, 5%, 5/15/2040 - 4/20/2053	789,058	775,044
Ginnie Mae, 3.5%, 6/20/2043 - 11/20/2052	484,065	454,030
Ginnie Mae, 2.5%, 8/20/2051 - 5/20/2052	1,881,835	1,622,993
Ginnie Mae, 3%, 10/20/2051 - 11/20/2052	2,429,578	2,163,360
Ginnie Mae, 2%, 1/20/2052	857,832	717,371
Ginnie Mae, 4%, 7/20/2052 - 10/20/2052	1,439,919	1,355,821
Ginnie Mae, 4.5%, 9/20/2052 - 11/20/2052	1,440,477	1,385,464
Ginnie Mae, 5.5%, 2/20/2053 - 4/20/2053	818,925	814,017
Ginnie Mae, 6%, 8/20/2053	800,000	804,654
Ginnie Mae, TBA, 3.5%, 8/21/2053 - 9/21/2053	1,400,000	1,286,988
Ginnie Mae, TBA, 5.5%, 8/21/2053	200,000	198,750
Ginnie Mae, TBA, 6.5%, 9/21/2053	200,000	203,078
UMBS, TBA, 2%, 8/17/2038	350,000	309,271
		$57,301,544

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Municipals – 0.7%
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, Taxable, “D-1”, GNMA, 5%, 11/01/2047		$735,000	$717,110
Connecticut Higher Education Supplemental Loan Authority Rev. Taxable (Chesla Loan Program), “C”, 4.668%, 11/15/2034		1,200,000	1,116,007
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		640,000	584,982
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “M-A”, 2.641%, 7/01/2037		1,235,000	1,085,151
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 4.949%, 7/01/2038		1,815,000	1,709,801
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		1,080,000	1,073,447
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		585,000	464,220
Minnesota Housing Finance Agency, Residential Housing, Taxable, “G”, 4.337%, 1/01/2047		1,005,000	957,364
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029		445,000	478,530
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		992,000	893,455
			$9,080,067
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$310,000	$282,743
Engie S.A., 4.25%, 1/11/2043	EUR	300,000	331,173
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		$710,000	559,125
			$1,173,041
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 0.75%, 3/15/2029	EUR	970,000	$873,849
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	1,140,000	974,163
			$1,848,012
Oils – 0.0%
Neste Oyj, 3.875%, 3/16/2029	EUR	220,000	$241,987
Phillips 66, 4.875%, 11/15/2044		$300,000	276,477
			$518,464
Other Banks & Diversified Financials – 0.8%
Arion Banki HF, 4.875%, 12/21/2024	EUR	850,000	$924,490
Banque Federative du Credit Mutuel S.A., 4.375%, 5/02/2030		700,000	770,674
Banque Federative du Credit Mutuel S.A., 4.125%, 6/14/2033		600,000	660,015
Belfius Bank S.A., 3.875%, 6/12/2028		500,000	548,752
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		$960,000	746,958
BPCE S.A., 4.75% to 6/14/2033, FLR (EURIBOR - 3mo. + 1.83%) to 6/14/2034	EUR	400,000	441,432
CaixaBank S.A., 6.875% to 10/25/2028, FLR (GBP Swap Rate - 5yr. + 3.7%) to 10/25/2033	GBP	400,000	493,254
CaixaBank, S.A., 5% to 7/19/2028, FLR (EURIBOR - 3mo. + 1.65%) to 7/19/2029	EUR	500,000	554,105
Deutsche Bank AG, 1.875% to 2/23/2027, FLR (EURIBOR - 3mo. + 1.38%) to 2/23/2028		200,000	198,262
Deutsche Bank AG, 6.125% to 12/12/2029, FLR (SONIA + 2.621%) to 12/12/2030	GBP	600,000	725,689
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032	EUR	400,000	334,024
Deutsche Bank AG, 4%, 6/24/2032		700,000	694,243
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$950,000	916,389
Groupe des Assurances du Credit Mutuel, 1.85% to 4/21/2032, FLR (EURIBOR - 3mo. + 2.65%) to 4/21/2042	EUR	1,000,000	814,173
Intesa Sanpaolo S.p.A., 4.875%, 5/19/2030		640,000	717,086
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028		$650,000	620,962
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	650,000	769,094
			$10,929,602
Pharmaceuticals – 0.2%
Amgen, Inc., 5.25%, 3/02/2030		$268,000	$269,755
Amgen, Inc., 5.6%, 3/02/2043		273,000	271,489
Bayer AG, 4.625%, 5/26/2033	EUR	730,000	815,098
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/2033		$799,000	793,717
			$2,150,059

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.1%
Waste Management, Inc., 4.625%, 2/15/2033		$907,000	$887,410
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$881,000	$855,636
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$675,000	$600,905
Corporate Office Property LP, REIT, 2%, 1/15/2029		425,000	328,795
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		504,000	387,764
			$1,317,464
Real Estate - Other – 0.2%
EPR Properties, REIT, 3.6%, 11/15/2031		$725,000	$566,262
Extra Space Storage LP, 5.5%, 7/01/2030		778,000	777,050
Lexington Realty Trust Co., 2.7%, 9/15/2030		677,000	538,199
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		699,000	562,846
			$2,444,357
Real Estate - Retail – 0.1%
Spirit Realty, LP, REIT, 3.2%, 1/15/2027		$531,000	$479,844
STORE Capital Corp., REIT, 2.7%, 12/01/2031		949,000	664,714
WEA Finance LLC, 2.875%, 1/15/2027 (n)		800,000	690,846
			$1,835,404
Restaurants – 0.1%
McDonald's Corp., 4.25%, 3/07/2035	EUR	560,000	$624,982
Retailers – 0.1%
AutoZone, Inc., 4.75%, 8/01/2032		$558,000	$538,583
Home Depot, Inc., 4.875%, 2/15/2044		281,000	273,359
Home Depot, Inc., 3.625%, 4/15/2052		603,000	475,503
			$1,287,445
Specialty Chemicals – 0.0%
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$429,000	$364,234
Specialty Stores – 0.1%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$696,000	$565,553
Supranational – 0.1%
European Stability Mechanism, 1%, 6/23/2027	EUR	450,000	$456,493
European Stability Mechanism, 0.5%, 3/05/2029		480,000	458,866
European Stability Mechanism, 0.01%, 10/15/2031		540,000	464,108
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	440,000	294,191
			$1,673,658
Telecommunications - Wireless – 0.3%
Crown Castle, Inc., REIT, 1.35%, 7/15/2025		$501,000	$461,938
Crown Castle, Inc., REIT, 4.45%, 2/15/2026		483,000	471,140
Rogers Communications, Inc., 3.8%, 3/15/2032		828,000	719,594
TDF Infrastructure S.A.S., 5.625%, 7/21/2028	EUR	300,000	330,351
Tele2 AB, 3.75%, 11/22/2029		310,000	336,261
T-Mobile USA, Inc., 3.875%, 4/15/2030		$1,004,000	922,415
Vodafone Group PLC, 3.375%, 8/08/2049	GBP	650,000	546,173
Vodafone Group PLC, 5.625%, 2/10/2053		$581,000	564,366
			$4,352,238

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telephone Services – 0.1%
A1 Towers Holding GmbH, 5.25%, 7/13/2028	EUR	400,000	$449,572
TELUS Corp., 2.85%, 11/13/2031	CAD	1,775,000	1,120,916
			$1,570,488
Tobacco – 0.1%
B.A.T. International Finance PLC, 2.25%, 1/16/2030	EUR	650,000	$598,662
Philip Morris International, Inc., 5.125%, 11/17/2027		$1,077,000	1,079,427
			$1,678,089
Transportation - Services – 0.4%
Autostrade per l'Italia S.p.A., 5.125%, 6/14/2033	EUR	310,000	$343,790
Autostrade per L'Italia S.p.A., 4.75%, 1/24/2031		730,000	799,877
Holding d'Infrastructures de Transport, 1.475%, 1/18/2031		800,000	715,072
Sydney Airport Finance Co. Pty Ltd., 4.375%, 5/03/2033		882,000	966,431
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033		870,000	963,885
Triton International Ltd., 3.15%, 6/15/2031 (n)		$769,000	592,206
United Parcel Service, 5.05%, 3/03/2053		980,000	986,187
			$5,367,448
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$25,470	$24,871
U.S. Treasury Obligations – 1.2%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$15,833,000	$15,135,359
U.S. Treasury Bonds, 3.625%, 5/15/2053		1,007,000	940,758
			$16,076,117
Utilities - Electric Power – 1.1%
American Electric Power Co., Inc., 5.699%, 8/15/2025		$428,000	$428,505
American Electric Power Co., Inc., 2.3%, 3/01/2030		684,000	566,914
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		163,000	152,856
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		136,000	115,258
Bruce Power LP, 2.68%, 12/21/2028	CAD	1,600,000	1,072,734
Duke Energy Corp., 3.75%, 9/01/2046		$515,000	393,086
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	650,000	828,705
Enel Americas S.A., 4%, 10/25/2026		$3,133,000	2,995,931
Enel Finance International N.V., 2.25%, 7/12/2031 (n)		580,000	459,091
Enel Finance International N.V., 4.5%, 2/20/2043	EUR	420,000	449,331
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$456,000	385,667
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	645,000	623,385
Enel S.p.A., 1.875%, 3/08/2170		685,000	561,132
Evergy, Inc., 2.9%, 9/15/2029		$511,000	446,015
Florida Power & Light Co., 2.875%, 12/04/2051		549,000	373,838
Georgia Power Co., 4.95%, 5/17/2033		835,000	822,721
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		548,000	452,008
National Grid Electricity Transmission PLC, 2%, 4/17/2040	GBP	820,000	630,655
National Grid PLC, 4.275%, 1/16/2035	EUR	390,000	422,424
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025		$398,000	400,886
Pacific Gas & Electric Co., 6.1%, 1/15/2029		460,000	457,351
Pacific Gas & Electric Co., 6.4%, 6/15/2033		274,000	275,362
PPL Electric Utilities Corp, 1st Mortgage, 5.25%, 5/15/2053		948,000	951,995
Southern Co., 1.875%, 9/15/2081	EUR	100,000	86,448
Virginia Electric & Power Co., 3.5%, 3/15/2027		$575,000	545,366
Xcel Energy, Inc., 4.6%, 6/01/2032		379,000	358,536
			$15,256,200
Total Bonds			$510,943,534

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 0.9%
Computer Software - Systems – 0.1%
Samsung Electronics Co. Ltd.	21,275	$958,055
Consumer Products – 0.5%
Henkel AG & Co. KGaA	96,735	$7,464,354
Metals & Mining – 0.3%
Gerdau S.A.	583,785	$3,611,041
Total Preferred Stocks		$12,033,450
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 5.25% (v)	21,632,885	$21,632,885
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.2% (j)	803,996	$803,996

Other Assets, Less Liabilities – 0.3%		4,039,187
Net Assets – 100.0%		$1,370,803,764
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $21,632,885 and $1,345,131,692, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $74,414,988, representing 5.4% of net assets.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Assn.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc

Portfolio of Investments (unaudited) – continued
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
UYU	Uruguayan Peso
Derivative Contracts at 7/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CNH	126,530,149	USD	17,772,306	Merrill Lynch International	10/20/2023	$65,393
COP	2,054,532,379	USD	492,055	Citibank N.A.	10/18/2023	20,859
IDR	37,084,257,298	USD	2,450,232	Citibank N.A.	11/09/2023	7,527
KRW	3,513,167,366	USD	2,752,274	Citibank N.A.	8/04/2023	4,217
KRW	338,249,213	USD	265,954	Morgan Stanley Capital Services, Inc.	9/20/2023	178
TOF	117,563,348	USD	3,410,352	JPMorgan Chase Bank N.A.	9/12/2023	39,017
TWD	514,131	USD	16,473	Citibank N.A.	11/02/2023	71
USD	3,173,534	AUD	4,643,562	JPMorgan Chase Bank N.A.	10/20/2023	45,945
USD	691,359	CZK	14,947,554	State Street Bank Corp.	10/20/2023	5,560
USD	9,475,734	EUR	8,399,720	Citibank N.A.	10/20/2023	203,829
USD	7,593,171	EUR	6,839,527	JPMorgan Chase Bank N.A.	10/20/2023	43,463
USD	883,217	EUR	787,357	UBS AG	10/20/2023	14,104
USD	1,600,425	GBP	1,243,761	Deutsche Bank AG	10/20/2023	3,896
USD	914,497	GBP	709,873	Merrill Lynch International	10/20/2023	3,282
USD	4,799,617	GBP	3,719,814	UBS AG	10/20/2023	24,750
USD	2,681,070	IDR	40,157,062,432	Goldman Sachs International	8/07/2023	18,295
USD	5,658,376	JPY	791,401,305	Barclays Bank PLC	10/20/2023	24,873
USD	4,920,411	JPY	684,203,993	Morgan Stanley Capital Services, Inc.	10/20/2023	49,980
USD	2,476,114	NZD	3,881,428	State Street Bank Corp.	10/20/2023	65,206
USD	19,321,964	NZD	30,919,496	UBS AG	10/20/2023	116,645
USD	13,591,101	SEK	139,034,902	Merrill Lynch International	10/20/2023	333,280
USD	4,284,139	TWD	130,773,337	Barclays Bank PLC	8/03/2023	122,393
USD	3,916,492	TWD	119,837,996	Citibank N.A.	8/03/2023	102,754
						$1,315,517
Liability Derivatives
AUD	3,939,974	USD	2,679,491	JPMorgan Chase Bank N.A.	10/20/2023	$(25,792)
AUD	3,167,804	USD	2,161,655	UBS AG	10/20/2023	(28,036)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
CAD	11,497,304	USD	8,736,701	JPMorgan Chase Bank N.A.	10/20/2023	$(8,338)
CHF	2,610,060	USD	3,062,892	State Street Bank Corp.	10/20/2023	(43,900)
CLP	230,670,610	USD	283,163	Goldman Sachs International	9/01/2023	(9,223)
CNH	41,096,879	USD	5,795,356	State Street Bank Corp.	10/20/2023	(1,687)
CZK	75,890,744	USD	3,567,508	HSBC Bank	10/20/2023	(85,612)
DKK	7,971,326	USD	1,208,630	Deutsche Bank AG	10/20/2023	(26,823)
EUR	47,142	USD	53,161	Deutsche Bank AG	10/20/2023	(1,123)
EUR	4,000,360	USD	4,432,010	HSBC Bank	10/20/2023	(16,273)
EUR	24,553,047	USD	27,699,469	Morgan Stanley Capital Services, Inc.	10/20/2023	(596,957)
EUR	543,880	USD	605,295	State Street Bank Corp.	10/20/2023	(4,941)
EUR	1,869,847	USD	2,100,790	UBS AG	10/20/2023	(36,787)
GBP	2,225,837	USD	2,871,636	Barclays Bank PLC	10/20/2023	(14,484)
GBP	738,210	USD	949,293	Merrill Lynch International	10/20/2023	(1,704)
GBP	1,750,700	USD	2,254,496	State Street Bank Corp.	10/20/2023	(7,245)
HUF	162,983,000	USD	477,827	HSBC Bank	10/20/2023	(22,700)
HUF	898,036,296	USD	2,640,118	UBS AG	9/18/2023	(117,676)
IDR	20,026,511,570	USD	1,354,424	Barclays Bank PLC	8/07/2023	(26,486)
IDR	57,214,808,160	USD	3,893,753	Merrill Lynch International	8/07/2023	(99,896)
ILS	2,118,396	USD	584,539	Merrill Lynch International	10/23/2023	(6,439)
JPY	2,047,144,595	USD	14,967,245	State Street Bank Corp.	10/20/2023	(394,871)
JPY	880,123,591	USD	6,294,024	UBS AG	10/20/2023	(28,961)
MXN	21,990,711	USD	1,295,655	Morgan Stanley Capital Services, Inc.	10/20/2023	(1,795)
NOK	3,926,036	USD	393,834	Goldman Sachs International	10/20/2023	(5,590)
NZD	2,140,222	USD	1,331,089	Morgan Stanley Capital Services, Inc.	10/20/2023	(1,713)
NZD	317,324	USD	198,364	State Street Bank Corp.	10/20/2023	(1,262)
PLN	4,899,803	USD	1,229,070	UBS AG	10/20/2023	(10,555)
SEK	42,287,508	USD	4,113,231	Brown Brothers Harriman	10/20/2023	(80,860)
SEK	17,894,476	USD	1,725,874	Citibank N.A.	10/20/2023	(19,527)
SEK	1,977,000	USD	193,208	State Street Bank Corp.	10/20/2023	(4,689)
SGD	1,538,303	USD	1,168,308	State Street Bank Corp.	10/20/2023	(7,006)
TWD	169,018,645	USD	5,453,531	Barclays Bank PLC	8/03/2023	(74,661)
TWD	82,106,819	USD	2,617,968	Citibank N.A.	8/03/2023	(4,992)
USD	181,188	AUD	270,806	Merrill Lynch International	10/20/2023	(1,209)
USD	181,812	CAD	240,234	HSBC Bank	10/20/2023	(566)
USD	2,456,074	IDR	37,084,257,298	Citibank N.A.	8/07/2023	(2,946)
USD	1,375,115	KRW	1,777,940,816	Citibank N.A.	9/20/2023	(23,757)
USD	26,266,183	KRW	34,434,309,537	Citibank N.A.	10/05/2023	(848,838)
USD	2,767,341	KRW	3,513,167,366	Citibank N.A.	11/09/2023	(5,265)
USD	2,664,599	KRW	3,513,167,366	JPMorgan Chase Bank N.A.	8/04/2023	(91,892)
USD	806,279	KRW	1,032,360,000	Merrill Lynch International	9/20/2023	(5,974)
USD	5,430,330	MXN	92,649,261	Deutsche Bank AG	10/20/2023	(20,843)
USD	1,678,692	THB	57,587,528	Barclays Bank PLC	10/17/2023	(16,535)
USD	16,334	TWD	514,131	Citibank N.A.	8/03/2023	(27)
						$(2,836,456)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	8	$1,019,368	September – 2023	$7,546
Euro-Bund 10 yr	Short	EUR	34	4,971,939	September – 2023	16,591

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
Interest Rate Futures − continued
Euro-Schatz 2 yr	Short	EUR	111	$12,820,775	September – 2023	$49,786
Long Gilt 10 yr	Long	GBP	82	10,116,212	September – 2023	85,203
U.S. Treasury Bond	Short	USD	11	1,368,813	September – 2023	29,572
U.S. Treasury Note 2 yr	Short	USD	102	20,709,187	September – 2023	180,622
						$369,320
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	112	$10,200,736	September – 2023	$(300,166)
Canadian Treasury Bond 5 yr	Long	CAD	59	4,876,957	September – 2023	(116,065)
Euro-BTP 10 yr	Long	EUR	32	4,081,344	September – 2023	(43,019)
Euro-Buxl 30 yr	Long	EUR	30	4,439,121	September – 2023	(29,755)
U.S. Treasury Note 10 yr	Long	USD	215	23,952,344	September – 2023	(503,778)
U.S. Treasury Note 5 yr	Short	USD	81	8,652,445	September – 2023	(19,430)
U.S. Treasury Ultra Bond	Long	USD	18	2,379,937	September – 2023	(52,146)
U.S. Treasury Ultra Note 10 yr	Long	USD	51	5,966,203	September – 2023	(11,772)
						$(1,076,131)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/28	EUR	1,020,000	Barclays Bank PLC	5.00%/Quarterly	(1)	$30,971	$146,077	$177,048
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore Funding LLC, 1.875%, 9/13/23, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, than the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At July 31, 2023, the fund had cash collateral of $1,630,000 and other liquid securities with an aggregate value of $1,974,016 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of July 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$455,911,200	$—	$—	$455,911,200
United Kingdom	61,402,804	—	—	61,402,804
Japan	58,775,768	—	—	58,775,768
France	51,779,292	—	—	51,779,292
Switzerland	47,657,681	—	—	47,657,681
Germany	27,365,270	—	—	27,365,270
Canada	23,350,779	—	—	23,350,779
Netherlands	16,159,020	—	—	16,159,020
South Korea	13,541,669	—	—	13,541,669
Other Countries	77,440,679	—	0	77,440,679
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	16,100,988	—	16,100,988
Non - U.S. Sovereign Debt	—	226,132,805	—	226,132,805
Municipal Bonds	—	9,080,067	—	9,080,067
U.S. Corporate Bonds	—	69,461,446	—	69,461,446
Residential Mortgage-Backed Securities	—	57,301,544	—	57,301,544
Commercial Mortgage-Backed Securities	—	13,251,843	—	13,251,843
Asset-Backed Securities (including CDOs)	—	25,152,345	—	25,152,345
Foreign Bonds	—	94,462,496	—	94,462,496
Mutual Funds	22,436,881	—	—	22,436,881
Total	$855,821,043	$510,943,534	$0	$1,366,764,577
Other Financial Instruments
Futures Contracts – Assets	$369,320	$—	$—	$369,320
Futures Contracts – Liabilities	(1,076,131)	—	—	(1,076,131)
Forward Foreign Currency Exchange Contracts – Assets	—	1,315,517	—	1,315,517
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,836,456)	—	(2,836,456)
Swap Agreements – Assets	—	177,048	—	177,048
For further information regarding security characteristics, see the Portfolio of Investments. At July 31, 2023, the fund held two level 3 securities valued at $0, which were also held and valued at $0 at October 31, 2022.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$35,384,108	$390,655,762	$404,408,737	$2,984	$(1,232)	$21,632,885
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$799,333	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2023, are as follows:
United States	47.7%
Japan	8.0%
United Kingdom	6.7%
France	5.0%
South Korea	3.8%
Switzerland	3.6%
Canada	3.5%
Spain	2.8%
China	2.1%
Other Countries	16.8%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.